Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail)	12 Months Ended
Mar. 31, 2020
Other Investments [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Discounted cash flows: The valuation model considers the present value of expected free cash flows, discounted using a risk adjusted discount rate.
Significant unobservable inputs	Forecast annual revenue growth rate : (47%) - 50% (March 31, 2019: 20% - 50%) Forecast EBITDA margin: (13%) - 26% (March 31, 2019: (12%) - 25%) Risk adjusted discount rate: 17.0% (March 31, 2019: 17.0%)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if : - the annual revenue growth rate were higher (lower) - the EBITDA margin were higher (lower) - the risk adjusted discount rate was lower (higher)
Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.
Significant unobservable inputs	Expected cash flows March 31, 2020: USD 16,710. Risk-adjusted discount rate March 31, 2020: 10.20%.
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the expected cash flows were higher (lower); – the risk-adjusted discount rate were lower (higher).
Right to Receive Equity Stake in Travel Entity [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Market approach model: The valuation model considers revenue multiple of comparative company
Significant unobservable inputs	Revenue multiple : (March 31, 2019: 4.89)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if : the revenue multiple were higher (lower)